CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 18,027,281	$ 2,765,153	$ 293,445
Accounts receivable, net	860,203	905,232	908,327
Inventory, net	5,280,401	3,633,190	8,500,770
Advances to suppliers	74,340,164	27,183,336	36,690,325
Tax receivable	1,114,941	3,048,825	276,638
Prepaid expenses	234,150	10,881	10,465
Notes receivable	0	15,727	226,867
Other current assets	4,544,544	2,376,867	6,350,750
Current deferred tax assets	72,785	65,964	74,976
Due from related parties	0	32,844,632	0
Total current assets	104,474,469	72,849,807	53,332,563
Property, plant and equipment, net	21,075,655	22,514,658	24,648,690
Intangible assets	37,004	42,463	0
Non-current deferred tax assets	52,396	53,864	0
TOTAL ASSETS	125,639,524	95,460,792	77,981,253
Current Liabilities
Banker's acceptance	9,502,241
Accounts payable	7,290,606	8,093,254	8,355,457
Advances from customers	30,549,985	19,269,063	15,692,067
Income tax payable	8,384,601	6,467,260	5,701,872
Accrued liabilities	552,555	518,295	2,209,976
Tax payable	578,409
Loan from third party	3,651,288	3,625,069	0
Due to related party	785,179	0	1,531,755
Total current liabilities	61,294,864	37,972,941	33,491,127
Non-current deferred tax liabilities		0	170,686
TOTAL LIABILITIES	61,294,864	37,972,941	33,661,813
STOCKHOLDERS' EQUITY
Common Stock, .001 par value, 100,000,000 shares authorized, 10,050,418 shares and 10,000,000 shares issued and outstanding, respectively	12,105	10,050	10,000
Additional paid-in capital	4,585,007	3,194,658	3,173,897
Statutory reserve	1,475,198	1,475,198	1,475,198
Accumulated other comprehensive income	4,522,141	4,119,896	2,166,544
Retained earnings	53,750,209	48,688,049	37,493,801
TOTAL STOCKHOLDERS' EQUITY	64,344,660	57,487,851	44,319,440
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	125,639,524	95,460,792	77,981,253
Restatement Adjustment [Member]
Current Assets
Cash and cash equivalents		2,765,153
Accounts receivable, net		905,232
Inventory, net		3,633,190
Advances to suppliers		27,183,336
Tax receivable		3,643,142
Prepaid expenses		10,881
Notes receivable		15,727
Other current assets		2,376,867
Current deferred tax assets		65,964
Due from related parties		32,844,632
Total current assets		73,444,124
Property, plant and equipment, net		22,514,658
Intangible assets		42,463
Non-current deferred tax assets		53,864
TOTAL ASSETS		96,055,109
Current Liabilities
Banker's acceptance		0
Accounts payable		8,093,254
Advances from customers		19,269,063
Income tax payable		6,467,260
Accrued liabilities		518,295
Tax payable		594,317
Loan from third party		3,625,069
Due to related party		0
Total current liabilities		38,567,258
TOTAL LIABILITIES		38,567,258
STOCKHOLDERS' EQUITY
Common Stock, .001 par value, 100,000,000 shares authorized, 10,050,418 shares and 10,000,000 shares issued and outstanding, respectively		10,050
Additional paid-in capital		3,194,658
Statutory reserve		1,475,198
Accumulated other comprehensive income		4,119,896
Retained earnings		48,688,049
TOTAL STOCKHOLDERS' EQUITY		57,487,851
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 96,055,109